Financial Instruments - Impact of Hedging On Equity (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial instruments designated as hedging instruments, at fair value, begging balance	$ 1,314	$ (522)
Financial instruments – purchases	(477)	963
Change in fair value of financial instruments recognized in OCI	(2,676)	3,679
Amount reclassified from OCI to profit or loss	(120)	(489)
Foreign currency revaluation of the net foreign operations	1,183	(1,490)
Effects of changes in foreign exchange rates	10	5
Tax effect	632	(832)
Financial instruments designated as hedging instruments, at fair value, ending balance	(134)	1,314
Non-controlling interest
Disclosure of financial assets [line items]
Financial instruments designated as hedging instruments, at fair value, begging balance	90	3
Financial instruments – purchases	(37)	70
Change in fair value of financial instruments recognized in OCI	(185)	310
Amount reclassified from OCI to profit or loss	(33)	(142)
Foreign currency revaluation of the net foreign operations	97	(105)
Effects of changes in foreign exchange rates	1	(1)
Tax effect	53	(45)
Financial instruments designated as hedging instruments, at fair value, ending balance	(14)	90
Foreign exchange forward contracts
Disclosure of financial assets [line items]
Financial instruments designated as hedging instruments, at fair value, begging balance	20	(589)
Financial instruments – purchases	(470)	70
Change in fair value of financial instruments recognized in OCI	(442)	0
Amount reclassified from OCI to profit or loss	526	785
Foreign currency revaluation of the net foreign operations	0	0
Effects of changes in foreign exchange rates	4	7
Tax effect	96	(253)
Financial instruments designated as hedging instruments, at fair value, ending balance	(266)	20
Cross-currency swaps
Disclosure of financial assets [line items]
Financial instruments designated as hedging instruments, at fair value, begging balance	905	(167)
Financial instruments – purchases	79	396
Change in fair value of financial instruments recognized in OCI	(2,331)	2,543
Amount reclassified from OCI to profit or loss	0	10
Foreign currency revaluation of the net foreign operations	1,086	(1,385)
Effects of changes in foreign exchange rates	3	8
Tax effect	358	(500)
Financial instruments designated as hedging instruments, at fair value, ending balance	100	905
Interest Rate swaps
Disclosure of financial assets [line items]
Financial instruments designated as hedging instruments, at fair value, begging balance	0	1
Financial instruments – purchases	0	0
Change in fair value of financial instruments recognized in OCI	0	0
Amount reclassified from OCI to profit or loss	0	(1)
Foreign currency revaluation of the net foreign operations	0	0
Effects of changes in foreign exchange rates	0	0
Tax effect	0	0
Financial instruments designated as hedging instruments, at fair value, ending balance	0	0
Commodity price contracts
Disclosure of financial assets [line items]
Financial instruments designated as hedging instruments, at fair value, begging balance	299	230
Financial instruments – purchases	(49)	427
Change in fair value of financial instruments recognized in OCI	282	826
Amount reclassified from OCI to profit or loss	(613)	(1,141)
Foreign currency revaluation of the net foreign operations	0	0
Effects of changes in foreign exchange rates	2	(9)
Tax effect	125	(34)
Financial instruments designated as hedging instruments, at fair value, ending balance	46	299
Total holders of the parent
Disclosure of financial assets [line items]
Financial instruments designated as hedging instruments, at fair value, begging balance	1,224	(525)
Financial instruments – purchases	(440)	893
Change in fair value of financial instruments recognized in OCI	(2,491)	3,369
Amount reclassified from OCI to profit or loss	(87)	(347)
Foreign currency revaluation of the net foreign operations	1,086	(1,385)
Effects of changes in foreign exchange rates	9	6
Tax effect	579	(787)
Financial instruments designated as hedging instruments, at fair value, ending balance	$ (120)	$ 1,224